UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22172

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World Funds Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

T-REX 2X Long Bitcoin Daily Target ETF,
T-REX 2X Inverse Bitcoin Daily Target ETF and
T-REX 2X Long Ether Daily Target ETF (the “T-REX 2X ETFs”)

ITEM 1.(a).    Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2026
T-REX 2X Long Bitcoin Daily Target ETF
TICKER: BTCL (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long Bitcoin Daily Target ETF for the period of January 1, 2026 to June 30, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/btcl/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Bitcoin Daily Target ETF	$32	0.95%[1]

¹ Annualized.

Key Fund Statistics

(as of June 30, 2026)
Fund Net Assets	$19,802,827
Number of Holdings	3
Total Net Advisory Fee	$146,826
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	101.11%
Money Market Fund	10.20%
Liabilities in Excess of Other Assets	-1.43%
Derivatives	-9.88%

For additional information about the Fund, including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/btcl/.

T-REX 2X Long Bitcoin Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2026
T-REX 2X Inverse Bitcoin Daily Target ETF
TICKER: BTCZ (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Inverse Bitcoin Daily Target ETF for the period of January 1, 2026 to June 30, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/btcz/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse Bitcoin Daily Target ETF	$66	1.04%[1,2]

¹ Ratio of expenses, excluding tax expense, would have been 0.95%.

2  Annualized.

Key Fund Statistics

(as of June 30, 2026)
Fund Net Assets	$28,573,648
Number of Holdings	2
Total Net Advisory Fee	$101,930
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: -200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	90.92%
Money Market Fund	10.09%
Derivatives	3.27%
Liabilities in Excess of Other Assets	-4.28%

For additional information about the Fund, including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/btcz/.

T-REX 2X Inverse Bitcoin Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2026
T-REX 2X Long Ether Daily Target ETF
TICKER: ETU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-REX 2X Long Ether Daily Target ETF for the period of January 1, 2026 to June 30, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/etu/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Ether Daily Target ETF	$28	0.95%[1]

¹ Annualized.

Key Fund Statistics

(as of June 30, 2026)
Fund Net Assets	$6,790,418
Number of Holdings	2
Total Net Advisory Fee	$63,790
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	90.42%
Money Market Fund	9.87%
Derivatives	-0.07%
Liabilities in Excess of Other Assets	-0.22%

For additional information about the Fund, including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/etu/.

T-REX 2X Long Ether Daily Target ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.        INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

CONSOLIDATED

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended June 30, 2026 (unaudited)

T-REX 2X LONG BITCOIN DAILY TARGET ETF

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF

T-REX 2X LONG ETHER DAILY TARGET ETF

T-REX 2X LONG BITCOIN DAILY TARGET ETF
Consolidated Schedule of Investments	June 30, 2026 (unaudited)
	Shares	Value
MONEY MARKET FUND - 10.20%
First American Treasury Obligations Fund - Class X 3.573%(A)	2,019,380	$2,019,380
(Cost: $2,019,380)
TOTAL INVESTMENTS - 10.20%		2,019,380
(Cost: $2,019,380)
Other assets, net of liabilities - 89.80%(B)		17,783,447
TOTAL NET ASSETS - 100.00%		$19,802,827
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS(C) TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	iShares Bitcoin Trust ETF	Receive	OBFR01(D) + 300bps	Monthly	7/31/2026	$20,144,977	$(352,337)
CF Secured, LLC	iShares Bitcoin Trust ETF	Receive	OBFR01(D) + 500bps	Monthly	1/19/2027	19,470,389	(1,603,530)
TOTAL RETURN SWAP CONTRACTS						$39,615,366	$(1,955,867)

(A)    Effective 7-day yield as of June 30, 2026.

(B)    Includes cash which is being held as collateral for total return swap contracts.

(C)    All or a portion of these investments are a holding of the T-REX 2X Long Bitcoin Daily Target (Cayman) Portfolio S.P. subsidiary.

(D)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Consolidated Financial Statements

1
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF
Consolidated Schedule of Investments	June 30, 2026 (unaudited)
	Shares	Value
MONEY MARKET FUND - 10.09%
First American Treasury Obligations Fund - Class X 3.573%(A)	2,883,258	$2,883,258
(Cost: $2,883,258)
TOTAL INVESTMENTS - 10.09%		2,883,258
(Cost: $2,883,258)
Other assets, net of liabilities - 89.91%(B)		25,690,390
TOTAL NET ASSETS - 100.00%		$28,573,648
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS(C) TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	iShares Bitcoin Trust ETF	Pay	OBFR01(D) - 100bps	Monthly	7/31/2026	$(57,139,089)	$935,014
TOTAL RETURN SWAP CONTRACTS						$(57,139,089)	$935,014

(A)    Effective 7-day yield as of June 30, 2026.

(B)    Includes cash which is being held as collateral for total return swap contracts.

(C)    All or a portion of these investments are a holding of the T-REX 2X Inverse Bitcoin Daily Target (Cayman) Portfolio S.P. subsidiary.

(D)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Consolidated Financial Statements

2
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X LONG ETHER DAILY TARGET ETF
Consolidated Schedule of Investments	June 30, 2026 (unaudited)
	Shares	Value
MONEY MARKET FUND - 9.87%
First American Government Obligations Fund - Class X 3.557%(A)	670,463	$670,463
(Cost: $670,463)
TOTAL INVESTMENTS - 9.87%		670,463
(Cost: $670,463)
Other assets, net of liabilities - 90.13%(B)		6,119,955
TOTAL NET ASSETS - 100.00%		$6,790,418
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS(C) TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	iShares Ethereum Trust ETF	Receive	OBFR01(D) + 300bps	Monthly	11/5/2026	$13,592,422	$(4,965)
TOTAL RETURN SWAP CONTRACTS						$13,592,422	$(4,965)

(A)    Effective 7-day yield as of June 30, 2026.

(B)    Includes cash which is being held as collateral for total return swap contracts.

(C)    All or a portion of these investments are a holding of the T-REX 2X Long Ether Daily Target (Cayman) Portfolio S.P. subsidiary.

(D)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

See Notes to Consolidated Financial Statements

3
FINANCIAL STATEMENTS | JUNE 30, 2026

T-REX 2X DAILY TARGET ETFS
Consolidated Statements of Assets and Liabilities	June 30, 2026 (unaudited)
	Long Bitcoin	Inverse Bitcoin	Long Ether
ASSETS
Investments at value(1) (Note 1)	$2,019,380	$2,883,258	$670,463
Cash collateral held for open total return swap contracts (Note 1)	20,023,213	25,980,000	6,140,000
Interest receivable	6,407	8,435	2,331
Net unrealized appreciation of total return swap contracts	—	935,014	—
TOTAL ASSETS	22,049,000	29,806,707	6,812,794

LIABILITIES
Payable for capital stock redeemed	—	1,193,346	—
Accrued advisory fees (Note 2)	18,229	22,780	6,185
Net unrealized depreciation of total return swap contracts	1,955,867	—	4,965
Due to counterparty on total return swap contracts	272,077	16,933	11,226
TOTAL LIABILITIES	2,246,173	1,233,059	22,376
NET ASSETS	$19,802,827	$28,573,648	$6,790,418

Net Assets Consist of:
Paid-in capital	$46,426,383	$13,518,593	$24,509,919
Distributable earnings (accumulated deficits)	(26,623,556)	15,055,055	(17,719,501)
Net Assets	$19,802,827	$28,573,648	$6,790,418

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,860,000	4,310,000	2,250,000
Net Asset Value and Offering Price Per Share	$10.65	$6.63	$3.02
(1) Identified cost of	$2,019,380	$2,883,258	$670,463

See Notes to Consolidated Financial Statements

4
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Consolidated Statements of Operations	Six Months Ended June 30, 2026 (unaudited)
	Long Bitcoin	Inverse Bitcoin	Long Ether
INVESTMENT INCOME
Interest	$52,999	$38,531	$23,849
Total investment income	52,999	38,531	23,849
EXPENSES
Investment advisory fees (Note 2)	146,826	101,930	63,790
Excise tax expense	—	9,330	—
Total expenses	146,826	111,260	63,790
Net investment income (loss)	(93,827)	(72,729)	(39,941)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on total return swap contracts	(25,098,919)	13,895,398	(18,101,059)
Net change in unrealized appreciation (depreciation) of total return swap contracts	(1,848,979)	942,376	(529,955)
Net realized and unrealized gain (loss)	(26,947,898)	14,837,774	(18,631,014)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(27,041,725)	$14,765,045	$(18,670,955)

See Notes to Consolidated Financial Statements

5
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Consolidated Statements of Changes in Net Assets
	Long Bitcoin
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$(93,827)	$(442,323)
Total net realized gain (loss)	(25,098,919)	4,121,305
Total net change in unrealized appreciation (depreciation)	(1,848,979)	(4,340,520)
Increase (decrease) in net assets from operations	(27,041,725)	(661,538)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	—	(627,595)
Decrease in net assets from distributions	—	(627,595)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	13,860,461	411,029,273
Cost of shares redeemed	(4,229,730)	(414,950,388)
Increase (decrease) in net assets from capital stock transactions	9,630,731	(3,921,115)
NET ASSETS
Increase (decrease) during period	(17,410,994)	(5,210,248)
Beginning of period	37,213,821	42,424,069
End of period	$19,802,827	$37,213,821

See Notes to Consolidated Financial Statements

6
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Consolidated Statements of Changes in Net Assets
Inverse Bitcoin		Long Ether
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

$(72,729)	$(29,969)	$(39,941)	$(100,014)
13,895,398	607,319	(18,101,059)	(16,908,221)
942,376	(822,045)	(529,955)	827,911
14,765,045	(244,695)	(18,670,955)	(16,180,324)

—	(2,129)	—	(547)
—	(2,129)	—	(547)

86,594,801	39,071,155	7,419,243	120,070,107
(85,618,468)	(31,922,412)	(2,956,778)	(93,672,067)
976,333	7,148,743	4,462,465	26,398,040

15,741,378	6,901,919	(14,208,490)	10,217,169
12,832,270	5,930,351	20,998,908	10,781,739
$28,573,648	$12,832,270	$6,790,418	$20,998,908

See Notes to Consolidated Financial Statements

7
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Financial Highlights	Selected Per Share Data Throughout Each Period
	Long Bitcoin
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025		Period Ended December 31, 2024(1)
Net asset value, beginning of period	$29.07	$48.76		$25.00
Investment activities
Net investment income (loss)(2)	(0.06)	(0.40)		(0.09)
Net realized and unrealized gain (loss)(3)	(18.36)	(18.80)		25.97
Total from investment activities	(18.42)	(19.20)		25.88
Distributions
Ordinary income	—	(0.49)		(2.12)
Total distributions	—	(0.49)		(2.12)

Net asset value, end of period	$10.65	$29.07		$48.76

Total Return(4)	(63.38%)	(39.37%)		103.19%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	0.95%	1.23	%(6)	0.95%
Net investment income (loss)	(0.61%)	(0.86%)		(0.49%)
Portfolio turnover rate(7)	0.00%	0.00%		0.00%
Net assets, end of period (000s)	$19,803	$37,214		$42,424

(1)   The Fund commenced operations on July 11, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized for periods less than one year.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio of expenses, excluding interest and tax expenses, would have been 0.95%.

(7)   Ratio is zero due to the Fund not having any purchases or sales of long term securities during the period.

See Notes to Consolidated Financial Statements

8
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Financial Highlights	Selected Per Share Data Throughout Each Period
	Inverse Bitcoin
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Net asset value, beginning of period	$4.21		$5.93	$25.00
Investment activities
Net investment income (loss)(2)	(0.02)		(0.02)	(0.01)
Net realized and unrealized gain (loss)(3)	2.44		(1.70)	(19.06)
Total from investment activities	2.42		(1.72)	(19.07)
Distributions
Ordinary income	—		— (4)	— (4)
Return of capital	—		—	— (4)
Total distributions	—		—	—

Net asset value, end of period	$6.63		$4.21	$5.93

Total Return(5)	57.57%		(29.04%)	(76.26%)
Ratios/Supplemental Data
Ratios to average net assets(6)
Expenses, gross	1.04	%(7)	0.95%	0.95%
Net investment income (loss)	(0.68%)		(0.55%)	(0.38%)
Portfolio turnover rate(8)	0.00%		0.00%	0.00%
Net assets, end of period (000s)	$28,574		$12,832	$5,930

(1)   The Fund commenced operations on July 11, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to the timing of share transactions for the period.

(4)   Less than $0.005.

(5)   Total return is for the period indicated and has not been annualized for periods less than one year.

(6)   Ratios to average net assets have been annualized.

(7)   Ratio of expenses, excluding tax expense, would have been 0.95%.

(8)   Ratio is zero due to the Fund not having any purchases or sales of long term securities during the period.

See Notes to Consolidated Financial Statements

9
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Financial Highlights	Selected Per Share Data Throughout Each Period
	Long Ether
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Net asset value, beginning of period	$14.48	$38.51	$25.00
Investment activities
Net investment income (loss)(2)	(0.02)	(0.13)	(0.04)
Net realized and unrealized gain (loss)(3)	(11.44)	(23.90)	13.57
Total from investment activities	(11.46)	(24.03)	13.53
Distributions
Ordinary income	—	— (4)	(0.02)
Total distributions	—	—	(0.02)

Net asset value, end of period	$3.02	$14.48	$38.51

Total Return(5)	(79.16%)	(62.39%)	54.09%
Ratios/Supplemental Data
Ratios to average net assets(6)
Expenses, gross	0.95%	0.95%	0.95%
Net investment income (loss)	(0.59%)	(0.56%)	(0.48%)
Portfolio turnover rate(7)	0.00%	0.00%	0.00%
Net assets, end of period (000s)	$6,790	$20,999	$10,782

(1)   The Fund commenced operations on October 25, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to the timing of share transactions for the period.

(4)   Less than $0.005.

(5)   Total return is for the period indicated and has not been annualized for periods less than one year.

(6)   Ratios to average net assets have been annualized.

(7)   Ratio is zero due to the Fund not having any purchases or sales of long term securities during the period.

See Notes to Consolidated Financial Statements

10
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements	June 30, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The T-REX 2X Long Bitcoin Daily Target ETF (“Long Bitcoin”), T-REX 2X Inverse Bitcoin Daily Target ETF (“Inverse Bitcoin”), and T-REX 2X Long Ether Daily Target ETF (“Long Ether”) (collectively, “the Funds”) are each a non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. WFT was organized as a Delaware statutory trust on April 9, 2007. Long Bitcoin and Inverse Bitcoin commenced operations on July 11, 2024. Long Ether commenced operations on October 25, 2024.

The investment objectives of the Funds are as follows:

Fund	Objective
Long Bitcoin	To seek daily investment results, before fees and expenses, of 200% of the daily performance of spot Bitcoin.
Inverse Bitcoin	To seek daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of spot Bitcoin.
Long Ether	To seek daily investment results, before fees and expenses, of 200% of the daily performance of spot Ether.

The Funds are each deemed to be an individual operating and reporting segment and are not part of a consolidated reporting entity. The objective and strategy, as outlined in the Funds’ prospectus under the heading “Principal Investment Strategies,” are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in their Consolidated Statements of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, each Fund’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

11
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2026 (unaudited)

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

12
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2026 (unaudited)

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of June 30, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long Bitcoin
Assets
Money Market Fund	$2,019,380	$—	$—	$2,019,380
	$2,019,380	$—	$—	$2,019,380

Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(1,955,867)	$—	$(1,955,867)
	$—	$(1,955,867)	$—	$(1,955,867)

Inverse Bitcoin
Assets
Money Market Fund	$2,883,258	$—	$—	$2,883,258
Unrealized Appreciation of Total Return Swap Contracts	—	935,014	—	935,014
	$2,883,258	$935,014	$—	$3,818,272

13
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2026 (unaudited)
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long Ether
Assets
Money Market Fund	$670,463	$—	$—	$670,463
	$670,463	$—	$—	$670,463

Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(4,965)	$—	$(4,965)
	$—	$(4,965)	$—	$(4,965)

Refer to the Funds’ Consolidated Schedule of Investments for a listing of the securities by type. The Funds held no Level 3 securities at any time during the six months ended June 30, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

14
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2026 (unaudited)

Federal Income Taxes

Each subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, each Fund is required to increase its taxable income by its share of its subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. For the six months ended June 30, 2026, Inverse Bitcoin paid $9,330 in excise tax.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”)

15
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2026 (unaudited)

will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250 for Long Bitcoin and $300 for Inverse Bitcoin and Long Ether. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250 for Long Bitcoin and $300 for Inverse Bitcoin and Long Ether.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2026:

Fund	Creation Unit Shares	Creation Transaction Fee	Value
Long Bitcoin	10,000	$250	$106,500
Inverse Bitcoin	10,000	300	66,300
Long Ether	10,000	300	30,200

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a

16
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2026 (unaudited)

participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Consolidated Statements of Assets and Liabilities, when applicable.

Derivatives

Each Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap contract, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swap contracts provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swap contracts entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap contracts may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swap contacts) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Funds’ custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

17
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2026 (unaudited)

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of June 30, 2026.

Long Bitcoin

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives	$—	$352,337	$(352,337)	$352,337	$—
CF Secured	—	1,603,530	(1,603,530)	1,603,530	—
	$—	$1,955,867	$(1,955,867)	$1,955,867	$—

Inverse Bitcoin

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives	$935,014	$—	$935,014	$—	$935,014
	$935,014	$—	$935,014	$—	$935,014

Long Ether

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives	$—	$4,965	$(4,965)	$4,965	$—
	$—	$4,965	$(4,965)	$4,965	$—

*     Consolidated Statements of Assets and Liabilities location: Net unrealized appreciation (depreciation) of total return swap contracts.

**    The actual collateral pledged (received) may be more than the amounts shown.

18
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2026 (unaudited)

The average monthly notional amount of the swap contracts during the six months ended June 30, 2026, were as follows:

Fund	Average Monthly Notional Value
Long Bitcoin	$58,261,210
Inverse Bitcoin	(47,489,275)
Long Ether	23,686,511

As of June 30, 2026, the Funds were invested in derivative contracts, which are reflected in the Consolidated Statements of Assets and Liabilities as follows:

Risk: Equity Price
Derivative Type: Total return swap contracts
	Consolidated Statements of Assets and Liabilities Location	Fair Value Amount
Long Bitcoin
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	$(1,955,867)
Inverse Bitcoin
Derivative Assets
	Net unrealized appreciation of total return swap contracts	935,014
Long Ether
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	(4,965)

The effect of derivative instruments on the Consolidated Statements of Operations and whose underlying risk exposure is equity price risk for the six months ended June 30, 2026, is as follows:

Fund	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) of Derivatives**
Long Bitcoin	$(25,098,919)	$(1,848,979)
Inverse Bitcoin	13,895,398	942,376
Long Ether	(18,101,059)	(529,955)

*     Consolidated Statements of Operations location: Net realized gain (loss) on total return swap contracts.

**    Consolidated Statements of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

19
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2026 (unaudited)

None of the Funds will invest directly in Bitcoin, Ether or any other digital assets. Rather, each Fund seeks to gain exposure through investments in subsidiaries organized under the laws of the Cayman Islands. Each of the Funds may invest up to 25% of its total assets in its respective subsidiary. Each subsidiary is wholly-owned and controlled by its respective Fund. The Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Financial Highlights of each Fund include the accounts of their respective subsidiary. All inter-company accounts and transactions have been eliminated in the consolidations for each Fund. Each subsidiary is advised by the Advisor and acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies specified in the Funds’ prospectus and statement of additional information. Each subsidiary will generally invest in derivatives, including total return swap contracts, and other investments intended to serve as margin or collateral for total return swap contracts. The inception date of each subsidiary for Long and Inverse Bitcoin was July 11, 2024. The inception date of each subsidiary for Long Ether was October 25, 2024. As of June 30, 2026, the net assets of each Fund were invested in its subsidiary as follows:

Fund	Net Assets of the Fund	Amount invested in subsidiary	Percentage of Net Assets invested in subsidiary
Long Bitcoin	$19,802,827	$(630,917)	(3.19)%
Inverse Bitcoin	28,573,648	1,476,026	5.17%
Long Ether	6,790,418	(29,116)	(0.43)%

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that the risk of loss will be remote.

20
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2026 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly, based on a percentage of each Fund’s average daily net assets, at a rate of 0.95%.

REX Shares, LLC (“REX”), a Delaware limited liability company, located in Miami, Florida, is an independent sponsor of ETFs. The research of an affiliate of REX was used in the creation of the Funds’ trading strategy. REX does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. REX is not related to the Advisor, the Fund or any of the underlying stocks of the Funds. REX makes no representation or warranty, express or implied, to the owners of the shares or any member of the public regarding the advisability of investing in securities generally or in the shares in particular, or as to the ability of any Fund to meet its investment objective.

The Advisor has entered into an agreement with REX pursuant to which REX and the Advisor have jointly assumed the obligation of the Advisor to pay all expenses of the Funds, except excluded expenses. REX will also provide marketing support for the Funds including, but not limited to, providing the Funds with access to and the use of the REX’s marketing capabilities, including leverage the REX’s expertise in developing marketing strategies and communications through print and electronic media. For its services, REX is entitled to a fee from the Advisor, which is calculated daily and paid monthly, based on a percentage

21
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2026 (unaudited)

of the average daily net assets of the Funds. REX does not act as a distributor to the Funds and does not sell shares of the Funds. All Funds are distributed through the Distributor.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor. For its services, fees to CFS are computed daily based on the daily net assets of the Funds, subject to a minimum fee plus out-of-pocket expenses. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as each Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as each Fund’s Custodian pursuant to a Custody Agreement. For its services U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of

22
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2026 (unaudited)

Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

During the six months ended June 30, 2026, there were no purchases or sales of long-term securities.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

23
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2026 (unaudited)

There were no distributions paid by the Funds during the six months ended June 30, 2026. The tax character of distributions for the year ended December 31, 2025, were as follows:

	Year Ended December 31, 2025
	Long Bitcoin	Inverse Bitcoin	Long Ether
Distributions paid from:
Ordinary income	$627,595	$2,129	$547
	$627,595	$2,129	$547

As of June 30, 2026, the components of distributable earnings (accumulated deficits) were as follows:

Fund	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total
Long Bitcoin	$(93,827)	$(24,573,862)	$(1,955,867)	$(26,623,556)
Inverse Bitcoin	224,643	13,895,398	935,014	15,055,055
Long Ether	(39,940)	(17,674,596)	(4,965)	(17,719,501)

Cost of securities and related net unrealized appreciation (depreciation) consist of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long Bitcoin	$2,019,380	$—	$(1,955,867)	$(1,955,867)
Inverse Bitcoin	2,883,258	935,014	—	935,014
Long Ether	670,463	—	(4,965)	(4,965)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

24
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2026 (unaudited)

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were as follows:

	Six Months Ended June 30, 2026
	Long Bitcoin	Inverse Bitcoin	Long Ether
Shares sold	810,000	18,210,000	1,290,000
Shares redeemed	(230,000)	(16,950,000)	(490,000)
Net increase (decrease)	580,000	1,260,000	800,000
	Year Ended December 31, 2025
	Long Bitcoin	Inverse Bitcoin	Long Ether
Shares sold	10,860,000	10,080,000	5,020,000
Shares redeemed	(10,450,000)	(8,030,000)	(3,850,000)
Net increase (decrease)	410,000	2,050,000	1,170,000

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objectives. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

25
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2026 (unaudited)

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Consolidated Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

26
FINANCIAL STATEMENTS | June 30, 2026

T-REX 2X DAILY TARGET ETFS
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

27
FINANCIAL STATEMENTS | JUNE 30, 2026

ITEM 8.        CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.       REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.        STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.       CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.       RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.       EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR — Not applicable.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 — Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 — Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant — Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 8, 2026

*   Print the name and title of each signing officer under his or her signature.